Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Income Taxes

As of September 30, 2011 and 2010, the Company had federal net operating loss (“NOL”) carry-forwards of $111,347,000 and $109,695,000, respectively and state operating loss carry-forwards of $34,757,000 and $33,106,000, respectively. The use of these federal and state NOL carry-forwards might be subject to limitation under the rules regarding a change in stock ownership as determined by the Internal Revenue Code (the “Code”). The Company may have had a change of control under Section 382 of the Code during fiscal 2004 and 2006; however, a complete analysis of the limitation of the NOL carry-forwards will not be completed until the time the Company projects it will be able to utilize such NOLs. The federal net operating and the state net operating losses began to expire in 2010. Additionally, the Company had federal research and development carry-forwards as of September 30, 2011 and 2010 of $3,329,000 and $3,132,000, respectively. The Company had state research and development carry-forwards as of September 30, 2011 and 2010 of $624,000 and $424,000, respectively.

Significant components of the Company’s deferred tax assets at September 30, 2011 and 2010 consisted of the following (in thousands):

	2011	2010
Net operating loss carry-forwards	$40,939	$40,223
Research and development credit carry-forwards	3,953	3,556
Accrued payroll related liabilities	2,750	2,626
State Taxes	(1,450)	—
Total deferred tax assets	46,192	46,405
Deferred tax liabilities	—	—
Valuation allowance for deferred assets	(46,192)	(46,405)
Net deferred tax asset	$—	$—

Due to the uncertainty surrounding the realization of the favorable tax attributes in future tax returns, all of the deferred tax assets have been fully offset by a valuation allowance. The change in the valuation allowance is primarily a result of the net operating loss carry-forwards.

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes as follows (dollars in thousands):

	2011	2010	2009
Effective income tax rate	0%	0%	0%

United States Federal income tax at statutory rate	$95	$(8,796)	$(781)
State income taxes (net of federal benefit)	2	(232)	(75)
Warrant expense	(1,311)	7,258	13
Prior year deferred true up	1,178	—	—
Change in valuation reserves	(212)	1,754	857
Other	250	16	(14)
Provision for income taxes	$2	$—	$—